INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 3:-       INVENTORIES

	December 31,
	2014	2013

	US Dollars in thousands

Raw materials	1,954	2,168
Work-in-process	1,686	2,616
Finished products	1,030	1,325

	4,670	6,109

             Raw materials inventory is net of $59 and $87 of obsolete items as of December 31, 2014, and 2013, respectively.